John Hancock Funds II

601 Congress Street

Boston, MA 02210

February 16, 2017

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”), on behalf of:
John Hancock Technical Opportunities Fund (the “Fund”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen :

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the form of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information dated February 13, 2017, contained in Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 186 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 10, 2017 via EDGAR, accession number 0001133228-17-000709.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/Harsha Pulluru

Harsha Pulluru

Assistant Secretary